Summary of Significant Accounting Policies - Additional Information (Details) - EBP 001 - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Units outstanding	1,255,494	1,355,251
Value per unit	$ 1,664.41	$ 1,407
Net appreciation in fair values of investments	$ 5,199,139